Property and Equipment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Property and Equipment
Total property and equipment	$ 5,955,588		$ 5,955,588	$ 5,970,106
Accumulated depreciation	(2,948,204)		(2,948,204)	(2,847,863)
Property and equipment, net	3,007,384		3,007,384	3,122,243
Minimum
Property and Equipment
Depreciable life of assets			1 year
Maximum
Property and Equipment
Depreciable life of assets			40 years
Equipment leased to customers
Property and Equipment
Total property and equipment	3,424,911		3,424,911	3,496,154
Equipment leased to customers | Minimum
Property and Equipment
Depreciable life of assets			2 years
Equipment leased to customers | Maximum
Property and Equipment
Depreciable life of assets			5 years
EchoStar I
Property and Equipment
Total property and equipment	201,607		201,607	201,607
Depreciable life of assets			12 years
EchoStar VII
Property and Equipment
Total property and equipment	177,000		177,000	177,000
Depreciable life of assets	15 years	12 years	15 years
EchoStar VII | Maximum
Property and Equipment
Depreciable life of assets			15 years
EchoStar X
Property and Equipment
Total property and equipment	177,192		177,192	177,192
Depreciable life of assets	15 years	12 years	15 years
EchoStar XI
Property and Equipment
Total property and equipment	200,198		200,198	200,198
Depreciable life of assets	15 years	12 years	15 years
EchoStar XI | Maximum
Property and Equipment
Depreciable life of assets			15 years
EchoStar XIV
Property and Equipment
Total property and equipment	316,541		316,541	316,541
Depreciable life of assets			15 years
EchoStar XIV | Maximum
Property and Equipment
Depreciable life of assets			15 years
EchoStar XV
Property and Equipment
Total property and equipment	277,658		277,658	277,658
Depreciable life of assets			15 years
Satellites acquired under capital lease agreements
Property and Equipment
Total property and equipment	499,819		499,819	499,819
Satellites acquired under capital lease agreements | Minimum
Property and Equipment
Depreciable life of assets			10 years
Satellites acquired under capital lease agreements | Maximum
Property and Equipment
Depreciable life of assets			15 years
Furniture, fixtures, equipment and other
Property and Equipment
Total property and equipment	580,588		580,588	506,736
Furniture, fixtures, equipment and other | Minimum
Property and Equipment
Depreciable life of assets			1 year
Furniture, fixtures, equipment and other | Maximum
Property and Equipment
Depreciable life of assets			10 years
Buildings and improvements
Property and Equipment
Total property and equipment	74,398		74,398	70,716
Buildings and improvements | Minimum
Property and Equipment
Depreciable life of assets			1 year
Buildings and improvements | Maximum
Property and Equipment
Depreciable life of assets			40 years
Land
Property and Equipment
Total property and equipment	5,027		5,027	4,447
Construction in progress
Property and Equipment
Total property and equipment	20,469		20,469	42,038
Construction in progress | Software related projects
Property and Equipment
Total property and equipment	6,088		6,088	20,149
Construction in progress | Other
Property and Equipment
Total property and equipment	$ 14,381		$ 14,381	$ 21,889